Schedule of investments

Delaware Investments Ultrashort Fund June 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 4.73%
Fannie Mae Connecticut Avenue Securities
Series 2018-C01 1M1 3.004% (LIBOR01M + 0.60%,
Floor 0.60%) 7/25/30 •	1,333,331	$1,332,604
Series 2018-C02 2M1 3.054% (LIBOR01M + 0.65%,
Floor 0.65%) 8/25/30 •	481,214	481,381
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA2 M2 5.004% (LIBOR01M + 2.60%)
12/25/27 •	584,593	590,279
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.982% (LIBOR03M + 0.39%)
1/21/70 #•	1,200,000	1,195,724
Total Agency Collateralized Mortgage Obligations (cost $3,608,652)		3,599,988

Agency Commercial Mortgage-Backed Security – 0.05%
Fannie Mae Multifamily REMIC Trust
Series 2015-M12 FA 2.782% (LIBOR01M + 0.34%, Floor
0.34%) 4/25/20 •	35,697	35,641
Total Agency Commercial Mortgage-Backed Security (cost $35,686)		35,641

Collateralized Debt Obligation – 0.02%
OZLM Funding
Series 2012-1A X 144A 3.492% (LIBOR03M + 0.90%)
7/22/29 #•	18,750	18,749
Total Collateralized Debt Obligation (cost $18,750)		18,749

Commercial Paper – 8.63%
Banks - 6.01%
DNB Bank 2.37% 7/1/19 `	1,100,000	1,100,000
DZ Bank NY Branch 2.38% 7/1/19 `	3,475,000	3,475,000
		4,575,000
Consumer Cyclical - 1.96%
Dartmouth College 2.43% 7/18/19 `	500,000	499,314
Toyota Motor Credit 2.506% 8/8/19 `	1,000,000	997,352
		1,496,666
Energy - 0.66%
Total Capital 2.391% 7/2/19 `	500,000	499,870
		499,870
Total Commercial Paper (cost $6,571,768)		6,571,536

Corporate Bonds – 42.81%
Banks - 21.21%
Bank of America 3.581% (LIBOR03M + 1.00%) 4/24/23 •	1,250,000	1,260,469
Citigroup 3.625% (LIBOR03M + 1.10%) 5/17/24 •	1,500,000	1,515,030

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Schedule of investments

Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banks (continued)
Citizens Bank 2.20% 5/26/20	1,250,000	$1,248,014
Credit Agricole Corporate and Investment Bank 2.679%
(LIBOR03M + 0.09%) 7/8/19 •	500,000	500,010
Fifth Third Bank 2.20% 10/30/20	1,500,000	1,498,444
Goldman Sachs Group 4.125% (LIBOR03M + 1.60%)
11/29/23•	1,250,000	1,284,384
JPMorgan Chase & Co. 3.48% (LIBOR03M + 0.90%)
4/25/23•	1,250,000	1,256,437
KeyBank 3.239% (LIBOR03M + 0.66%) 2/1/22 •	1,250,000	1,255,030
Morgan Stanley 3.78% (LIBOR03M + 1.22%) 5/8/24 •	1,250,000	1,268,235
Santander UK 2.125% 11/3/20	1,000,000	995,085
UBS 144A 2.45% 12/1/20 #	1,500,000	1,502,487
US Bank 3.45% 11/16/21	1,250,000	1,283,628
Zions Bancorp 3.35% 3/4/22	1,250,000	1,273,339
		16,140,592
Basic Industry - 1.67%
DuPont de Nemours 3.766% 11/15/20	1,250,000	1,274,085
		1,274,085
Capital Goods - 1.68%
United Technologies 3.35% 8/16/21	1,250,000	1,277,865
		1,277,865
Communications - 5.35%
Comcast 3.45% 10/1/21	1,250,000	1,286,320
Deutsche Telekom International Finance 144A
1.50% 9/19/19 #	1,500,000	1,497,198
Fox 144A 3.666% 1/25/22 #	1,250,000	1,291,870
		4,075,388
Consumer Cyclical - 1.62%
General Motors Financial 3.303% (LIBOR03M + 0.99%)
1/5/23•	1,250,000	1,232,733
		1,232,733
Consumer Non-Cyclical - 7.94%
BAT Capital 2.297% 8/14/20	1,250,000	1,247,324
Cigna 144A 3.40% 9/17/21 #	1,500,000	1,529,278
CVS Health 3.35% 3/9/21	1,250,000	1,267,335
Shire Acquisitions Investments Ireland 1.90% 9/23/19	2,000,000	1,997,012
		6,040,949
Electric - 1.69%
American Electric Power 3.65% 12/1/21	1,250,000	1,289,204
		1,289,204

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(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies - 1.65%
Aviation Capital Group 144A 3.47% (LIBOR03M + 0.95%)
6/1/21#•	1,250,000	$1,256,683
		1,256,683
Total Corporate Bonds (cost $32,253,226)		32,587,499

Non-Agency Asset-Backed Securities – 43.55%
American Express Credit Account Master Trust
Series 2017-2 A 2.844% (LIBOR01M + 0.45%)
9/16/24•	675,000	678,454
Series 2019-1 A 2.87% 10/15/24	250,000	255,493
BA Credit Card Trust
Series 2017-A1 A1 1.95% 8/15/22	1,500,000	1,496,927
BMW Floorplan Master Owner Trust
Series 2018-1 A2 144A 2.714% (LIBOR01M + 0.32%)
5/15/23#•	1,000,000	1,000,685
Chase Issuance Trust
Series 2016-A3 A3 2.944% (LIBOR01M + 0.55%)
6/15/23•	500,000	503,549
Series 2016-A4 A4 1.49% 7/15/22	2,000,000	1,987,446
Series 2017-A1 A 2.694% (LIBOR01M + 0.30%)
1/15/22•	250,000	250,287
Series 2018-A1 A1 2.594% (LIBOR01M + 0.20%)
4/17/23•	2,000,000	2,002,000
Chesapeake Funding II
Series 2017-2A A2 144A 2.844% (LIBOR01M + 0.45%,
Floor 0.45%) 5/15/29 #•	753,312	753,074
Series 2017-4A A2 144A 2.734% (LIBOR01M + 0.34%)
11/15/29#•	1,285,139	1,283,448
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 3.024% (LIBOR01M + 0.62%, Floor
0.62%) 4/22/26 •	3,000,000	3,019,158
Series 2017-A7 A7 2.782% (LIBOR01M + 0.37%)
8/8/24•	1,000,000	1,002,298
Series 2018-A2 A2 2.713% (LIBOR01M + 0.33%)
1/20/25•	1,000,000	999,294
Evergreen Credit Card Trust
Series 2017-1 A 144A 2.654% (LIBOR01M + 0.26%)
10/15/21#•	800,000	800,194
Ford Credit Auto Owner Trust
Series 2017-C A3 2.01% 3/15/22	250,000	249,594
Ford Credit Floorplan Master Owner Trust A
Series 2015-2 A2 2.964% (LIBOR01M + 0.57%, Floor
0.57%) 1/15/22 •	1,000,000	1,002,065

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Schedule of investments

Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust A
Series 2018-3 A1 3.52% 10/15/23	700,000	$719,869
Great American Auto Leasing
Series 2019-1 A2 144A 2.97% 6/15/21 #	1,000,000	1,004,440
Honda Auto Receivables Owner Trust
Series 2019-2 A2 2.57% 12/21/21	1,000,000	1,003,016
Invitation Homes Trust
Series 2018-SFR1 A 144A 3.094% (LIBOR01M + 0.70%)
3/17/37#•	1,925,376	1,901,298
Master Credit Card Trust II
Series 2018-3A A 144A 2.723% (LIBOR01M + 0.34%)
1/21/22#•	875,000	875,537
Nissan Master Owner Trust Receivables
Series 2017-C A 2.714% (LIBOR01M + 0.32%)
10/17/22•	1,500,000	1,500,581
PFS Financing
Series 2018-A A 144A 2.794% (LIBOR01M + 0.40%)
2/15/22#•	2,000,000	2,000,329
Toyota Auto Receivables Owner Trust
Series 2017-C A3 1.78% 11/15/21	1,100,000	1,096,094
Trafigura Securitisation Finance
Series 2017-1A A1 144A 3.244% (LIBOR01M + 0.85%)
12/15/20#•	1,000,000	999,998
Verizon Owner Trust
Series 2019-A A1A 2.93% 9/20/23	1,000,000	1,017,491
Series 2019-B A1B 2.891% (LIBOR01M + 0.45%)
12/20/23•	2,000,000	1,999,989
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.894% (LIBOR01M + 0.50%)
11/15/22#•	1,000,000	1,002,893
Wheels SPV 2
Series 2017-1A A2 144A 1.88% 4/20/26 #	745,979	743,968
Total Non-Agency Asset-Backed Securities
(cost $33,096,825)		33,149,469

Total Value of Securities – 99.79%
(cost $75,584,907)		75,962,882
Receivables and Other Assets Net of Liabilities – 0.21%		156,658
Net Assets Applicable to 7,593,431 Shares Outstanding – 100.00%		$76,119,540

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2019, the aggregate value of Rule 144A securities was $20,657,853, which represents
27.14% of the Fund’s net assets.
` The rate shown is the effective yield at the time of purchase.

° Principal amount shown is stated in USD.

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(Unaudited)

• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
USD – US Dollar

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